                             AIM GLOBAL GROWTH FUND

    Supplement dated November 26, 2001 to the Prospectus dated March 1, 2001

The following replaces in its entirety the section "FEE TABLE AND EXPENSE EXAMPLE - FEE TABLE" on page 3 of the Prospectus:

    "FEE TABLE

    This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

    SHAREHOLDER FEES
    ---------------------------------------------------------------------------
    (fees paid directly from
    your investment)                    CLASS A          CLASS B        CLASS C
    ---------------------------------------------------------------------------

    Maximum Sales Charge (Load)
    Imposed on Purchases
    (as a percentage of
    offering price)                      4.75%             None           None

    Maximum Deferred
    Sales Charge (Load)
    (as a percentage of
    original purchase
    price or redemption
    proceeds, whichever is less)         None(1)           5.00%          1.00%
    ---------------------------------------------------------------------------


    ANNUAL FUND OPERATING EXPENSES(2)
    ---------------------------------------------------------------------------
    (expenses that are deducted
    from fund assets)                   CLASS A          CLASS B       CLASS C
    ---------------------------------------------------------------------------

    Management Fees                      0.84%           0.84%           0.84%

    Distribution and/or
    Service (12b-1) Fees                 0.50            1.00            1.00

    Other Expenses                       0.29            0.33            0.33

    Total Annual Fund
    Operating Expenses                   1.63            2.17            2.17
    ---------------------------------------------------------------------------

    (1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

    (2) There is no guarantee that actual expenses will be the same as those shown in the table.

    You may also be charged a transaction or other fee by the financial institution managing your account."

        As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.